Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Change in Plan Assets

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2012	2011	2012	2011
Fair Value of Assets at Beginning of Period	$1,094.1	$982.1	$123.3	$122.2
Actual Return on Assets	131.1	53.3	11.3	4.5
Employer Contributions	100.0	100.0	–	–
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)
Foreign Exchange Rate Changes	–	–	5.4	(0.9)

Fair Value of Assets at End of Period	$1,277.7	$1,094.1	$133.9	$123.3

Fair Values of U.S. Pension Plan Assets by Major Asset Category, and their Level within Fair Value Hierarchy

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2012 and 2011.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$111.5	$–	$–	$111.5
Non-U.S.	53.6	2.3	–	55.9
Fixed Income – U.S. Government	–	142.4	–	142.4
Other Investments
Mutual Funds	194.7	–	–	194.7
Commodity Linked Fund	37.5	–	–	37.5
Collective Trust Funds	–	195.6	–	195.6
Short-Term Investment Fund	–	76.4	–	76.4
Global Real Estate Fund	–	49.4	–	49.4
Government Agencies Fund	–	294.2	–	294.2
Emerging Market Fund	–	37.2	–	37.2
Private Equity Funds	–	–	47.4	47.4
Hedge Fund	–	–	30.2	30.2
Cash and Other	5.3	–	–	5.3

Total Assets at Fair Value	$402.6	$797.5	$77.6	$1,277.7

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$99.4	$–	$–	$99.4
Non-U.S.	41.0	1.9	–	42.9
Fixed Income – U.S. Government	–	292.0	–	292.0
Other Investments
Mutual Funds	159.5	–	–	159.5
Commodity Linked Fund	34.3	–	–	34.3
Collective Trust Funds	–	208.3	–	208.3
Short-Term Investment Fund	–	110.4	–	110.4
Global Real Estate Fund	–	38.1	–	38.1
Emerging Markets Fund	–	33.1	–	33.1
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Cash and Other	1.4	–	–	1.4

Total Assets at Fair Value	$335.6	$683.8	$74.7	$1,094.1

Health Care Cost Trend Rate Sensitivity Analysis

For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$0.7	$(0.7)
Effect on Total Service and Interest Cost Components	–	–

Pension Plans, Defined Benefit
Plan Status of U.S Plans, Non-U.S Plan and Supplemental Plan

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2012, 2011, and 2010. Prior service costs are being amortized on a straight-line basis over 10 years for the U.S. plan and 9 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation	$918.0	$797.6	$158.1	$127.1	$98.9	$89.9

Projected Benefit Obligation	1,030.4	904.6	158.1	127.1	106.4	100.3
Plan Assets at Fair Value	1,277.7	1,094.1	133.9	123.3	–	–

Funded Status at December 31	$247.3	$189.5	$(24.2)	$(3.8)	$(106.4)	$(100.3)

Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	4.42%	5.02%	4.25%	4.75%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	7.75	8.00	4.76	5.28	N/A	N/A

Amount Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Net Actuarial Loss	$507.4	$490.4	$46.8	$24.8	$71.4	$66.4
Prior Service Cost	(4.0)	(4.4)	–	–	2.1	2.7

Gross Amount in Accumulated Other Comprehensive Income	503.4	486.0	46.8	24.8	73.5	69.1
Income Tax Effect	189.6	183.1	5.8	3.7	27.7	26.0

Net Amount in Accumulated Other Comprehensive Income	$313.8	$302.9	$41.0	$21.1	$45.8	$43.1

Components of Company's Net Periodic Benfit Cost

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service Cost	$35.3	$42.8	$37.9	$–	$–	$1.8	$3.0	$3.2	$3.2
Interest Cost	41.4	40.8	36.9	6.2	6.5	6.9	4.5	4.4	4.8
Expected Return on Plan Assets	(87.0)	(78.8)	(73.2)	(6.8)	(8.3)	(8.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	–	(2.2)	–	–	–
Amortization:
Net Loss	34.3	26.0	20.0	0.7	0.2	0.5	6.1	5.6	6.0
Prior Service Cost	(0.4)	1.6	1.6	–	–	–	0.6	0.4	0.1

Net Periodic Pension Expense (Benefit)	$23.6	$32.4	$23.2	$0.1	$(1.6)	$(1.3)	$14.2	$13.6	$14.1

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%	5.02%	5.58%	6.05%	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	N/A	4.31	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	5.28	6.27	6.60	N/A	N/A	N/A

Change in Benefit Obligation, Postretirement Helth Care, and in Accumulated Postretirement Benfit Obligation

CHANGE IN PROJECTED BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Beginning Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9
Service Cost	35.3	42.8	–	–	3.0	3.2
Interest Cost	41.4	40.8	6.2	6.5	4.5	4.4
Actuarial Loss	96.6	108.8	24.8	8.0	10.9	15.4
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)	(12.3)	(11.3)
Plan Amendment	–	(9.4)	–	–	–	1.7
Foreign Exchange Rate Changes	–	–	6.1	(1.0)	–	–

Ending Balance	$1,030.4	$904.6	$158.1	$127.1	$106.4	$100.3

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2013	$75.2	$2.1	$8.1
2014	73.5	2.3	8.3
2015	76.7	2.6	9.2
2016	80.4	2.9	9.5
2017	81.8	3.0	9.9
2018-2022	411.3	19.4	49.4

Changes in Level 3 U.S. Pension Plan Assets

The following table presents the changes in Level 3 assets for the year ended December 31, 2012 and 2011.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2012	2011	2012	2011
Fair Value at January 1	$45.5	$33.5	$29.2	$29.7
Actual Return on Plan Assets	2.5	7.8	1.0	(0.5)
Purchases	4.3	7.0	–	–
Sales	(4.9)	(2.8)	–	–
Settlements	–	–	–	–

Fair Value at December 31	$47.4	$45.5	$30.2	$29.2

Note: The return on plan assets represents the change in the unrealized gain (loss) on assets still held at December 31.

Other Postretirement Plan
Plan Status of U.S Plans, Non-U.S Plan and Supplemental Plan

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2012 and 2011, and the change in the accumulated postretirement benefit obligation during 2012 and 2011.

PLAN STATUS

(In Millions)	2012	2011
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$21.6	$31.8
Actives Eligible for Benefits	9.0	22.7

Net Postretirement Benefit Obligation	$30.6	$54.5

Amount Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2012	2011
Net Actuarial Gain Loss	$(9.1)	$10.9
Prior Service Benefit	(2.9)	(8.0)

Gross Amount in Accumulated Other Comprehensive Income	(12.0)	2.9
Income Tax Effect	(4.5)	1.1

Net Amount in Accumulated Other Comprehensive Income	$(7.5)	$1.8

Components of Company's Net Periodic Benfit Cost

NET PERIODIC POSTRETIREMENT (BENEFIT) EXPENSE

(In Millions)	2012	2011	2010
Service Cost	$0.2	$0.4	$0.8
Interest Cost	1.3	2.8	2.8
Amortization
Net (Gain) Loss	(2.3)	1.6	2.0
Prior Service Benefit	(5.1)	(5.2)	(5.2)

Net Periodic Postretirement (Benefit) Expense	$(5.9)	$(0.4)	$0.4

Change in Benefit Obligation, Postretirement Helth Care, and in Accumulated Postretirement Benfit Obligation

CHANGE IN ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION

(In Millions)	2012	2011
Beginning Balance	$54.5	$51.3
Service Cost	0.2	0.4
Interest Cost	1.3	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)	–

Ending Balance	$30.6	$54.5

Estimated Future Benefit Payments	ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS
2013	$3.3
2014	3.4
2015	3.5
2016	3.5
2017	3.5
2018-2022	13.8